UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.5%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$3,000	$ 2,994,910
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	2,000	1,701,050
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 11.449%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	869,214
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000	2,553,618
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,594,088
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,761,098
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,295,440
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000	2,484,373
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.178%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	6,012,072
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 10.623%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	2,807,892
Barings CLO, Ltd., Series 2018-1A, Class D, 10.76%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000	4,082,557
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 8.60%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000	1,779,848
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000	2,650,700
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000	3,997,410
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 10.60%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000	2,523,658
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 8.26%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000	1,841,581
Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000	1,827,717
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class DR, 8.61%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500	1,416,594
Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750	689,062
Benefit Street Partners CLO XXII, Ltd.:
Series 2020-22A, Class DR, 8.399%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,869,472
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII, Ltd.: (continued)
Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	$2,000	$ 1,876,198
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000	946,490
Betony CLO 2, Ltd., Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000	2,581,560
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 8.75%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500	3,251,594
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.599%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	916,024
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 6.25%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500	3,465,399
Series 2015-3A, Class DR, 10.65%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000	1,606,369
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	807,906
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000	808,352
Series 2017-1A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000	836,772
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000	1,609,336
Series 2022-1A, Class D, 8.182%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,762,900
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000	2,540,322
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000	817,201
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,615,968
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000	2,431,397
Series 2015-5A, Class DR, 11.95%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500	2,865,711
Series 2019-4A, Class CR, 8.186%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,582,672
Series 2022-AA, Class C, 8.599%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	2,847,057

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	$2,000	$ 1,760,132
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 6.47%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,045	1,037,449
Crown City CLO III, Series 2021-1A, Class C, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	902,506
Dryden CLO, Ltd.:
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000	872,103
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	1,000	970,084
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000	1,634,145
Elmwood CLO 14, Ltd.:
Series 2022-1A, Class D, 8.199%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,911,188
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,863,860
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,911,092
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,284,576
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 7.90%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000	4,634,807
Series 2015-21A, Class ER, 10.50%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000	3,444,519
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,776,212
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.25%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000	2,529,027
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	1,500	1,365,756
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,861,303
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.149%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,828,016
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 8.30%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000	1,819,886
Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000	906,316
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 8.838%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,720,251
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.06%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	$3,000	$ 2,732,913
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 8.799%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500	3,248,623
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 11.762%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750	2,264,224
ICG US CLO, Ltd., Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000	730,885
KKR SFR Warehouse Participation, 8.55%, (30-day average SOFR + 3.50%), 12/13/23(2)	12,097	12,008,813
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 8.861%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500	3,394,700
Series 2015-17A, Class ER, 11.761%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500	2,235,722
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.486%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	965,828
Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,889,384
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Mountain View CLO, LLC, Series 2017-2A, Class AR, 6.30%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	6,926	6,830,440
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000	1,769,558
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.45%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,829,074
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.068%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	1,876,204
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.27%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	3,813	3,761,830
Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 6.365%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,852	9,748,715
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	892	808,860
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	5,668	5,129,483
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500	1,357,572
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000	3,550,058

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.: (continued)
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	$2,500	$ 2,255,848
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class D, 8.099%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,326,596
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	1,000	990,045
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.26%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000	2,663,377
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000	2,458,669
Sandstone Peak, Ltd., Series 2021-1A, Class D, 8.81%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000	3,635,708
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 6.41%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000	10,873,775
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 6.331%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	7,781	7,704,940
Upland CLO, Ltd., Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000	1,707,522
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	2,000	1,479,722
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 11.74%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000	3,743,674
Series 2014-1A, Class DR2, 11.244%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	2,000	1,646,814
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	2,000	1,500,886
Series 2017-4A, Class A1, 6.39%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	4,627	4,597,048
Series 2018-2A, Class E, 10.51%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000	803,299
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 6.39%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	2,148	2,131,625
Series 2019-1A, Class CR, 8.80%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500	2,162,831
Series 2021-2A, Class E, 12.22%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000	807,437
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,789,022
Series 2022-2A, Class E, 13.542%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	1,935,222
Total Asset-Backed Securities (identified cost $284,562,473)		$258,555,483

Closed-End Funds — 0.3%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 924,072
Security	Shares	Value
PGIM Global High Yield Fund, Inc.	430,326	$ 4,759,405
Western Asset High Income Opportunity Fund, Inc.	383,997	1,459,189
Total Closed-End Funds (identified cost $8,409,895)		$ 7,142,666

Collateralized Mortgage Obligations — 25.0%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,868,575
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,944	3,750,686
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,900	2,601,505
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00%, 10/25/57(1)(3)	13,824	13,717,328
Series 2022-NQ, Class M1, 5.82%, 6/25/67(1)(3)	1,764	1,644,911
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.822%, 5/25/65(1)(3)	4,273	4,145,807
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(3)	3,500	3,324,465
FARM Mortgage Trust:
Series 2022-1, Class B, 2.944%, 1/25/52(1)(3)	2,713	1,797,661
Series 2023-1, Class B, 3.031%, 3/25/52(1)(3)	2,719	1,701,519
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	43	44,516
Series 4273, Class SP, 0.35%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516	466,757
Series 5071, Class SP, 0.00%, (3.30% - 30-day average SOFR, Floor 0.00%), 2/25/51(5)	4,319	3,201,510
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(5)	3,411	2,423,962
Series 5139, Class DZ, 2.50%, 9/25/51	2,026	1,270,117
Series 5144, Class Z, 2.50%, 9/25/51	7,477	4,837,796
Series 5150, Class QZ, 2.50%, 10/25/51	2,609	1,690,003
Series 5150, Class ZJ, 2.50%, 10/25/51	4,202	2,715,542
Series 5152, Class ZP, 3.00%, 7/25/50	10,007	6,803,393
Series 5159, Class ZP, 3.00%, 11/25/51	848	592,870
Series 5159, Class ZT, 3.00%, 11/25/51	1,548	1,111,683
Series 5163, Class Z, 3.00%, 11/25/51	1,063	720,411
Series 5166, Class ZN, 3.00%, 9/25/50	1,931	1,337,215
Series 5168, Class MZ, 3.00%, 10/25/51	2,023	1,432,928
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,309,163
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	32,045	5,390,321
Series 380, Class C5, 3.50%, 1/25/50	10,084	1,804,863
Series 2631, Class DS, 2.152%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	518	16,274

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2956, Class SL, 2.052%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	$501	$ 45,463
Series 3114, Class TS, 1.702%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,256	61,184
Series 3153, Class JI, 1.936%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,276	106,953
Series 4007, Class JI, 4.00%, 2/15/42	621	93,969
Series 4050, Class IB, 3.50%, 5/15/41	2	3
Series 4067, Class JI, 3.50%, 6/15/27	1,667	72,963
Series 4070, Class S, 1.152%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	4,989	395,966
Series 4095, Class HS, 1.152%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,019	51,215
Series 4109, Class ES, 1.202%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	81	10,255
Series 4109, Class SA, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,239	162,261
Series 4149, Class S, 1.302%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,593	132,416
Series 4163, Class GS, 1.252%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,417	105,270
Series 4169, Class AS, 1.302%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,134	150,474
Series 4180, Class GI, 3.50%, 8/15/26	66	161
Series 4188, Class AI, 3.50%, 4/15/28	1,507	60,217
Series 4189, Class SQ, 1.202%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	498	62,755
Series 4203, Class QS, 1.302%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,414	104,681
Series 4332, Class IK, 4.00%, 4/15/44	491	77,641
Series 4343, Class PI, 4.00%, 5/15/44	1,489	248,270
Series 4370, Class IO, 3.50%, 9/15/41	239	6,353
Series 4381, Class SK, 1.202%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,338	136,953
Series 4388, Class MS, 1.152%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,322	167,216
Series 4408, Class IP, 3.50%, 4/15/44	2,028	261,876
Series 4497, Class CS, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	1,135	23,184
Series 4507, Class MI, 3.50%, 8/15/44	726	31,845
Series 4507, Class SJ, 1.232%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	3,866	486,502
Series 4520, Class PI, 4.00%, 8/15/45	9,367	1,218,093
Series 4528, Class BS, 1.202%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	1,809	196,555
Series 4629, Class QI, 3.50%, 11/15/46	1,848	365,136
Series 4637, Class IP, 3.50%, 4/15/44	269	9,716
Series 4644, Class TI, 3.50%, 1/15/45	1,742	248,424
Series 4667, Class PI, 3.50%, 5/15/42	229	865
Series 4672, Class LI, 3.50%, 1/15/43	29	36
Series 4744, Class IO, 4.00%, 11/15/47	1,722	328,122
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4749, Class IL, 4.00%, 12/15/47	$1,366	$ 260,868
Series 4768, Class IO, 4.00%, 3/15/48	1,666	317,397
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(5)	18,476	865,531
Series 5070, Class CI, 2.00%, 2/25/51	39,631	5,254,889
Series 5156, Class IP, 3.00%, 12/25/49	20,705	3,239,028
Series 5236, Class TI, 3.00%, 1/25/51	75,323	12,002,272
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	539	359,447
Series 4478, Class PO, 0.00%, 5/15/45	903	686,675
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.52%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,250	1,289,683
Series 2021-DNA5, Class B2, 10.315%, (30-day average SOFR + 5.50%), 1/25/34(1)(2)	3,500	3,010,537
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	10	9,935
Series 1994-42, Class K, 6.50%, 4/25/24	11	11,485
Series 2009-62, Class WA, 5.579%, 8/25/39(3)	679	690,004
Series 2013-6, Class TA, 1.50%, 1/25/43	570	524,709
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,334	913,825
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,434	3,630,383
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,775	2,449,443
Series 2021-61, Class Z, 2.50%, 9/25/51	8,017	5,211,413
Series 2021-77, Class WZ, 3.00%, 8/25/50	413	275,105
Series 2021-77, Class Z, 3.00%, 5/25/51	5,161	3,522,261
Series 2021-79, Class Z, 3.00%, 11/25/51	5,438	3,870,194
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,924,995
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	65,795,457
Interest Only:(6)
Series 2004-46, Class SI, 0.98%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,156	53,178
Series 2005-17, Class SA, 1.68%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,042	107,763
Series 2005-71, Class SA, 1.73%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	75	680
Series 2005-105, Class S, 1.68%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	859	97,933
Series 2006-44, Class IS, 1.58%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	747	73,548
Series 2006-65, Class PS, 2.20%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	736	102,510
Series 2006-96, Class SN, 2.355%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	829	72,384
Series 2006-104, Class SD, 1.62%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	776	80,110
Series 2006-104, Class SE, 1.61%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	517	53,247

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2007-50, Class LS, 1.43%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	$1,075	$ 108,058
Series 2008-26, Class SA, 1.18%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,213	139,778
Series 2008-61, Class S, 1.08%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	2,259	177,675
Series 2011-101, Class IC, 3.50%, 10/25/26	789	26,675
Series 2011-101, Class IE, 3.50%, 10/25/26	577	19,218
Series 2011-104, Class IM, 3.50%, 10/25/26	1,089	38,411
Series 2012-52, Class DI, 3.50%, 5/25/27	2,239	103,483
Series 2012-124, Class IO, 0.591%, 11/25/42(3)	2,826	126,164
Series 2012-139, Class LS, 1.302%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	2,658	433,360
Series 2012-147, Class SA, 1.08%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,020	342,156
Series 2012-150, Class PS, 1.13%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	3,750	427,497
Series 2012-150, Class SK, 1.13%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	4,570	551,603
Series 2013-11, Class IO, 4.00%, 1/25/43	10,111	1,282,947
Series 2013-12, Class SP, 0.63%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	524	11,104
Series 2013-15, Class DS, 1.18%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	3,820	264,396
Series 2013-23, Class CS, 1.23%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,012	140,975
Series 2013-54, Class HS, 1.28%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	241	824
Series 2013-64, Class PS, 1.23%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,087	163,246
Series 2013-66, Class JI, 3.00%, 7/25/43	3,349	552,459
Series 2013-75, Class SC, 1.23%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	2,881	78,347
Series 2014-32, Class EI, 4.00%, 6/25/44	749	129,010
Series 2014-41, Class SA, 1.03%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,259	210,620
Series 2014-43, Class PS, 1.08%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,126	81,502
Series 2014-55, Class IN, 3.50%, 7/25/44	2,002	415,307
Series 2014-64, Class BI, 3.50%, 3/25/44	280	9,386
Series 2014-67, Class IH, 4.00%, 10/25/44	1,309	311,362
Series 2014-80, Class CI, 3.50%, 12/25/44	1,368	299,328
Series 2014-89, Class IO, 3.50%, 1/25/45	2,022	446,090
Series 2015-6, Class IM, 0.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Floor 0.00%), 6/25/43(5)	1,960	10,633
Series 2015-14, Class KI, 3.00%, 3/25/45	2,481	419,687
Series 2015-22, Class GI, 3.50%, 4/25/45	698	132,788
Series 2015-31, Class SG, 1.08%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	2,652	561,726
Series 2015-36, Class IL, 3.00%, 6/25/45	1,540	227,474
Series 2015-52, Class MI, 3.50%, 7/25/45	3,342	688,028
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-93, Class BS, 1.13%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	$1,445	$ 84,801
Series 2018-21, Class IO, 3.00%, 4/25/48	4,193	754,731
Series 2021-94, Class CI, 3.00%, 1/25/52	12,184	2,018,418
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	30,942	32,279,583
Series 2019-R06, Class 2B1, 8.77%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	987	990,776
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	1,000	617,708
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	3,424	3,414,591
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	8,695	5,605,047
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,684	1,364,435
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,751	1,133,490
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,814	1,878,198
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,508	9,390,811
Series 2022-31, Class ZD, 3.00%, 2/20/52	278	178,820
Series 2022-173, Class S, 5.169%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	8,326	8,840,716
Series 2022-189, Class US, 5.169%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	11,859	12,861,278
Series 2022-195, Class AS, 5.401%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(5)	4,931	5,692,163
Series 2022-197, Class SW, 4.824%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(5)	9,828	10,108,092
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,329,930
Series 2023-53, Class SE, 5.606%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(5)	20,179	20,856,650
Series 2023-63, Class S, 4.85%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	38,571	40,064,425
Series 2023-65, Class SB, 4.987%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	7,700	8,081,820
Series 2023-65, Class SD, 4.95%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	12,000	12,809,088
Series 2023-66, Class SD, 4.863%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	6,333	6,578,480
Interest Only:(6)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,655	112,993
Series 2017-104, Class SD, 1.247%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	4,611	551,445
Series 2017-121, Class DS, 0.147%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	3,073	156,174
Series 2017-137, Class AS, 0.014%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	4,212	207,227
Series 2020-116, Class MI, 2.00%, 8/20/50	17,524	2,348,983
Series 2020-134, Class LI, 2.50%, 9/20/50	7,714	1,056,409
Series 2020-146, Class IQ, 2.00%, 10/20/50	18,163	2,081,547

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-146, Class QI, 2.00%, 10/20/50	$9,626	$ 1,076,225
Series 2020-149, Class NI, 2.50%, 10/20/50	14,142	1,908,020
Series 2020-151, Class AI, 2.00%, 10/20/50	53,143	6,703,006
Series 2020-151, Class HI, 2.50%, 10/20/50	1,241	167,272
Series 2020-154, Class PI, 2.50%, 10/20/50	12,547	1,683,942
Series 2020-167, Class KI, 2.00%, 11/20/50	29,256	3,355,793
Series 2020-173, Class DI, 2.00%, 11/20/50	22,064	2,740,423
Series 2020-176, Class HI, 2.50%, 11/20/50	30,667	4,139,283
Series 2020-185, Class BI, 2.00%, 12/20/50	7,582	903,467
Series 2020-191, Class AI, 2.00%, 12/20/50	28,288	3,364,643
Series 2021-15, Class AI, 2.00%, 1/20/51	32,685	4,086,908
Series 2021-23, Class TI, 2.50%, 2/20/51	11,933	1,573,841
Series 2021-30, Class AI, 2.00%, 2/20/51	3,971	492,512
Series 2021-46, Class IM, 2.50%, 3/20/51	2,676	353,946
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(5)	5,586	91,720
Series 2021-77, Class SB, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 5/20/51(5)	12,893	522,544
Series 2021-97, Class IG, 2.50%, 8/20/49	39,730	4,387,618
Series 2021-114, Class MI, 3.00%, 6/20/51	9,969	1,477,516
Series 2021-121, Class TI, 3.00%, 7/20/51	36,487	4,417,069
Series 2021-122, Class NI, 3.00%, 7/20/51	6,651	992,207
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 7/20/51(5)	16,961	676,679
Series 2021-154, Class MI, 3.00%, 9/20/51	49,802	6,314,387
Series 2021-160, Class IT, 2.50%, 9/20/51	18,085	2,035,710
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	27,156	261,370
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	13,602	132,887
Series 2021-193, Class IU, 3.00%, 11/20/49	44,844	5,708,426
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	26,474	405,578
Series 2021-201, Class PI, 3.00%, 11/20/51	28,495	3,025,199
Series 2021-209, Class IW, 3.00%, 11/20/51	20,009	2,437,710
Series 2022-104, Class IO, 2.50%, 6/20/51	26,594	3,487,747
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	217,225	2,434,784
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	24,136	270,532
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	48,272	430,138
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	482,721	4,038,447
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	64,776	1,343,941
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	48,272	1,029,365
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	134,783	1,663,179
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-13, Class SA, 0.61%, (5.40% - 30-day average SOFR), 1/20/53(5)	$17,850	$ 500,129
Series 2023-19, Class SD, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	21,383	1,192,083
Series 2023-20, Class HS, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	14,898	861,333
Series 2023-22, Class ES, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,865	1,148,444
Series 2023-22, Class SA, 0.91%, (5.70% - 30-day average SOFR), 2/20/53(5)	34,775	1,136,888
Series 2023-24, Class SB, 0.36%, (5.15% - 30-day average SOFR), 2/20/53(5)	39,729	1,289,071
Series 2023-24, Class SG, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,865	1,148,444
Series 2023-32, Class SA, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	67,043	3,875,999
Series 2023-38, Class LS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(5)	63,840	3,625,328
Series 2023-38, Class SD, 1.46%, (6.25% - 30-day average SOFR), 3/20/53(5)	99,663	4,148,964
Series 2023-38, Class SG, 1.41%, (6.20% - 30-day average SOFR), 3/20/53(5)	49,805	2,770,728
Series 2023-47, Class HS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(5)	21,280	1,208,443
Series 2023-47, Class SC, 1.46%, (6.25% - 30-day average SOFR), 3/20/53(5)	31,904	1,735,022
Series 2023-53, Class SK, 1.538%, (6.20% - 30-day average SOFR), 4/20/53(5)	40,000	2,015,576
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	977	966,471
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 8.87%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(2)	5,000	5,002,846
Series 2018-GT2, Class A, 7.67%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,217,494
Series 2022-GT1, Class A, 9.065%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	6,000	5,947,216
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.565%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	7,000	6,991,222
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	55,099	49,995,007
Total Collateralized Mortgage Obligations (identified cost $699,942,786)		$617,192,551

Commercial Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust, Series 2013-CR9, Class D, 4.61%, 7/10/45(1)(3)	$5,000	$ 4,565,362

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2020-TMIC, Class A, 8.448%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(2)	$3,000	$ 2,977,320
Series 2022-NWPT, Class A, 8.033%, (SOFR + 3.143%), 9/9/24(1)(2)	4,200	4,206,600
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.699%, 9/15/47(1)(3)	3,430	2,456,374
Series 2014-C25, Class D, 4.083%, 11/15/47(1)(3)	8,045	3,403,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.502%, 8/15/46(1)(3)(8)	5,000	266,894
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,211,872
Total Commercial Mortgage-Backed Securities (identified cost $30,487,522)		$ 20,087,775

Common Stocks — 0.2%
Security	Shares	Value
Argentina — 0.0%(9)
Banco Macro S.A. ADR	7,600	$ 134,444
Grupo Financiero Galicia S.A. ADR	31,600	364,032
IRSA Inversiones y Representaciones S.A. ADR	13,193	72,826
Loma Negra Cia Industrial Argentina S.A. ADR	23,000	140,760
Pampa Energia S.A. ADR(10)	8,300	283,362
Telecom Argentina S.A. ADR	34,900	177,641
Transportadora de Gas del Sur S.A., Class B ADR(10)	15,900	180,942
		$ 1,354,007
Bermuda — 0.0%(9)
Liberty Latin America, Ltd., Class A(10)	92,500	$ 820,475
		$ 820,475
Bulgaria — 0.2%
Eurohold Bulgaria AD(10)	5,140,100	$ 3,844,767
		$ 3,844,767
Iceland — 0.0%(9)
Siminn HF	2,023,336	$ 172,911
		$ 172,911
Total Common Stocks (identified cost $6,561,695)		$ 6,192,160

Convertible Bonds — 2.0%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I, Ltd., 2.00%, 6/15/26	USD	720	$ 785,700
NCL Corp., Ltd., 1.125%, 2/15/27	USD	720	525,730
			$ 1,311,430
British Virgin Islands — 0.0%(9)
ADM Ag Holding, Ltd., 0.00%, 8/26/23(11)	USD	200	$ 196,350
			$ 196,350
Cayman Islands — 0.2%
Herbalife, Ltd., 2.625%, 3/15/24	USD	720	$ 689,760
JOYY, Inc., 0.75%, 6/15/25	USD	300	298,692
Li Auto, Inc., 0.25%, 5/1/28	USD	505	546,157
Poseidon Finance 1, Ltd., 0.00%, 2/1/25(11)	USD	460	478,860
Sea, Ltd., 2.375%, 12/1/25	USD	790	906,130
ZTO Express Cayman, Inc., 1.50%, 9/1/27(1)	USD	580	609,000
			$ 3,528,599
China — 0.1%
Meituan, 0.00%, 4/27/27(11)	USD	2,300	$ 2,013,650
			$ 2,013,650
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,449	$ 4,122,588
			$ 4,122,588
France — 0.0%(9)
Veolia Environnement S.A., 0.00%, 1/1/25(11)	EUR	950	$ 335,857
			$ 335,857
Germany — 0.0%(9)
Deutsche Post AG, 0.05%, 6/30/25(11)	EUR	400	$ 427,939
RAG-Stiftung, 1.875%, 11/16/29(11)	EUR	300	350,437
			$ 778,376
India — 0.0%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(11)	USD	1,325	$ 1,013,254
			$ 1,013,254

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Israel — 0.0%(9)
Nice, Ltd., 0.00%, 9/15/25	USD	340	$ 317,220
			$ 317,220
Luxembourg — 0.0%(9)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(11)	HKD	4,000	$ 480,786
			$ 480,786
Netherlands — 0.0%(9)
STMicroelectronics N.V., 0.00%, 8/4/25(11)	USD	200	$ 223,230
			$ 223,230
Spain — 0.0%(9)
Cellnex Telecom S.A., 0.50%, 7/5/28(11)	EUR	200	$ 240,243
			$ 240,243
Taiwan — 0.0%(9)
Hon Hai Precision Industry Co., Ltd., 0.00%, 8/5/26(11)	USD	300	$ 262,275
			$ 262,275
United Arab Emirates — 0.0%(9)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(11)	USD	200	$ 190,500
			$ 190,500
United States — 1.4%
Airbnb, Inc., 0.00%, 3/15/26	USD	870	$ 760,815
Akamai Technologies, Inc., 0.125%, 5/1/25	USD	870	900,045
Alarm.com Holdings, Inc., 0.00%, 1/15/26	USD	440	372,902
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27(1)	USD	340	339,082
Ares Capital Corp., 4.625%, 3/1/24	USD	90	91,238
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	USD	420	474,600
Bentley Systems, Inc., 0.125%, 1/15/26	USD	720	680,936
BILL Holdings, Inc., 0.00%, 12/1/25	USD	620	569,160
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	USD	720	743,258
Blackline, Inc., 0.00%, 3/15/26	USD	440	372,350
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	USD	500	402,188
Block, Inc., 0.125%, 3/1/25	USD	720	674,280
Burlington Stores, Inc., 2.25%, 4/15/25	USD	380	429,875
Cable One, Inc., 0.00%, 3/15/26	USD	580	477,340
Carnival Corp., 5.75%, 12/1/27(1)	USD	430	443,760
Cloudflare, Inc., 0.00%, 8/15/26	USD	600	498,000
Confluent, Inc., 0.00%, 1/15/27(1)	USD	720	573,731
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	450	354,658
Datadog, Inc., 0.125%, 6/15/25	USD	440	460,680
Security	Principal Amount (000's omitted)		Value
United States (continued)
Dexcom, Inc., 0.25%, 11/15/25	USD	720	$ 789,284
DISH Network Corp., 0.00%, 12/15/25	USD	440	216,767
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	870	631,620
Dropbox, Inc., 0.00%, 3/1/26	USD	570	506,445
Duke Energy Corp., 4.125%, 4/15/26(1)	USD	900	920,250
Enphase Energy, Inc., 0.00%, 3/1/26	USD	220	210,650
Etsy, Inc., 0.25%, 6/15/28	USD	870	713,224
Exact Sciences Corp., 0.375%, 3/1/28	USD	720	627,701
Expedia Group, Inc., 0.00%, 2/15/26	USD	720	638,098
Five9, Inc., 0.50%, 6/1/25	USD	250	230,631
Ford Motor Co., 0.00%, 3/15/26	USD	870	853,035
Glencore Funding, LLC, 0.00%, 3/27/25(11)	USD	200	216,906
HubSpot, Inc., 0.375%, 6/1/25	USD	149	231,770
Insmed, Inc., 0.75%, 6/1/28	USD	500	415,030
InterDigital, Inc., 3.50%, 6/1/27(1)	USD	380	414,010
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	720	661,500
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	USD	390	518,525
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	390	387,270
Liberty Media Corp.:
2.75%, 12/1/49(1)	USD	18	15,966
3.75%, 3/15/28(1)	USD	750	761,250
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	440	428,560
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	435	328,240
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)	USD	435	426,518
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	490	419,287
MongoDB, Inc., 0.25%, 1/15/26	USD	540	712,719
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	USD	600	535,200
NRG Energy, Inc., 2.75%, 6/1/48	USD	440	454,300
Okta, Inc., 0.125%, 9/1/25	USD	500	448,000
Omnicell, Inc., 0.25%, 9/15/25	USD	720	679,680
ON Semiconductor Corp., 0.50%, 3/1/29(1)	USD	565	546,973
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	470	870,440
Rapid7, Inc., 0.25%, 3/15/27	USD	450	404,343
Rivian Automotive, Inc., 4.625%, 3/15/29(1)	USD	370	343,730
Sarepta Therapeutics, Inc., 1.25%, 9/15/27(1)	USD	520	587,603
Silicon Laboratories, Inc., 0.625%, 6/15/25	USD	151	181,780
Snap, Inc., 0.00%, 5/1/27	USD	950	693,500
SoFi Technologies, Inc., 0.00%, 10/15/26(1)	USD	720	517,320
Southern Co., 3.875%, 12/15/25(1)	USD	350	362,425
Southwest Airlines Co., 1.25%, 5/1/25	USD	305	327,646
Spirit Airlines, Inc., 1.00%, 5/15/26	USD	580	473,280
Splunk, Inc., 1.125%, 9/15/25	USD	665	629,090
Spotify USA, Inc., 0.00%, 3/15/26	USD	405	343,238
Stride, Inc., 1.125%, 9/1/27	USD	510	535,497

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	480	$ 484,198
Uber Technologies, Inc., 0.00%, 12/15/25	USD	720	629,822
Vail Resorts, Inc., 0.00%, 1/1/26	USD	340	309,188
Wolfspeed, Inc., 1.875%, 12/1/29(1)	USD	760	565,060
Ziff Davis, Inc., 1.75%, 11/1/26(1)	USD	345	330,510
Zscaler, Inc., 0.125%, 7/1/25	USD	455	441,805
			$ 33,588,782
Total Convertible Bonds (identified cost $45,423,357)			$ 48,603,140

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value
United States — 0.0%(9)
Bank of America Corp., Series L, 7.25%	500	$ 591,965
Total Convertible Preferred Stocks (identified cost $621,000)		$ 591,965

Foreign Corporate Bonds — 4.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(9)
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	419	$ 433,247
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	151	148,904
			$ 582,151
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	1,696	$ 1,657,840
			$ 1,657,840
Brazil — 0.5%
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	616	$ 455,840
10.00%, 2/10/27(11)	USD	3,257	2,410,180
Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	1,067	910,029
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(11)	USD	1,598	1,205,059
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,899	$ 1,460,960
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	708	633,331
Natura & Co. Luxembourg Holdings S.a.r.l.:
6.00%, 4/19/29(1)	USD	259	231,481
6.00%, 4/19/29(11)	USD	1,563	1,396,927
Natura Cosmeticos S.A., 4.125%, 5/3/28(11)	USD	2,178	1,818,391
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,287,198
Vale S.A., 2.762%(13)(14)	BRL	14,736	938,050
			$ 12,747,446
Bulgaria — 0.0%(9)
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(11)	EUR	1,359	$ 1,226,828
			$ 1,226,828
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(11)	USD	3,397	$ 2,959,806
			$ 2,959,806
Chile — 0.2%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(11)(15)	USD	406	$ 377,496
7.125% to 4/7/24, 3/26/79(11)(15)	USD	575	542,136
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,470	1,537,212
VTR Comunicaciones SpA:
4.375%, 4/15/29(11)	USD	2,216	1,145,076
5.125%, 1/15/28(11)	USD	2,378	1,330,479
			$ 4,932,399
China — 0.1%
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(11)(16)	USD	850	$ 85,833
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	519	143,841
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(11)(16)	USD	4,343	568,393
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(11)(16)	USD	400	80,881
8.35%, 4/19/23(11)(16)	USD	1,340	276,455
Times China Holdings, Ltd.:
5.55%, 6/4/24(11)	USD	2,221	288,767
6.75%, 7/16/23(11)	USD	1,041	143,137
			$ 1,587,307
Colombia — 0.2%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	2,599	$ 2,086,273

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Aris Mining Corp., 6.875%, 8/9/26(11)	USD	2,210	$ 1,755,028
Canacol Energy, Ltd., 5.75%, 11/24/28(11)	USD	1,486	1,187,901
			$ 5,029,202
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,280	$ 2,208,248
			$ 2,208,248
Georgia — 0.1%
Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	1,850	$ 1,815,313
TBC Bank JSC, 8.894% to 11/6/26(11)(13)(15)	USD	1,971	1,769,662
			$ 3,584,975
Ghana — 0.1%
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	1,868	$ 1,460,655
			$ 1,460,655
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(11)	USD	1,735	$ 1,603,582
			$ 1,603,582
Hungary — 0.0%(9)
OTP Bank Nyrt, 8.75%, 5/15/33(11)	USD	1,320	$ 1,280,400
			$ 1,280,400
Iceland — 0.2%
Arion Banki HF, 6.00%, 4/12/24(11)	ISK	440,000	$ 3,165,759
Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	120,000	869,351
WOW Air HF:
0.00% (12)(13)(16)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(16)	EUR	900	0
			$ 4,035,110
India — 0.2%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(11)	USD	1,694	$ 1,467,849
JSW Steel, Ltd., 5.05%, 4/5/32(11)	USD	1,732	1,396,615
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(11)	USD	2,067	1,796,552
			$ 4,661,016
Indonesia — 0.1%(9)
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(11)(17)	USD	1,420	$ 1,186,330
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Minejesa Capital BV, 4.625%, 8/10/30(11)	USD	1,877	$ 1,656,453
			$ 2,842,783
Mexico — 0.8%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(11)(16)	USD	2,815	$ 38,706
10.00%, 12/19/22(11)(16)	USD	1,440	8,855
Banco Mercantil del Norte S.A., 8.375% to 10/14/30(11)(13)(15)	USD	554	524,500
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(11)(15)	USD	965	852,477
Braskem Idesa SAPI:
6.99%, 2/20/32(11)	USD	1,960	1,403,850
7.45%, 11/15/29(11)	USD	1,895	1,501,103
Cemex SAB de CV:
5.125% to 6/8/26(11)(13)(15)	USD	3,530	3,130,051
9.125% to 3/14/28(1)(13)(15)	USD	1,740	1,729,997
Credito Real SAB de CV:
5.00%, 2/1/27(11)(16)	EUR	347	31,245
8.00%, 1/21/28(11)(16)	USD	2,120	142,591
9.50%, 2/7/26(11)(16)	USD	250	18,126
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)(17)	USD	2,592	2,332,800
Petroleos Mexicanos:
5.95%, 1/28/31	USD	2,797	2,069,300
6.95%, 1/28/60	USD	2,105	1,292,884
10.00%, 2/7/33(1)	USD	1,597	1,484,594
Total Play Telecomunicaciones S.A. de CV:
6.375%, 9/20/28(11)	USD	298	196,558
7.50%, 11/12/25(11)	USD	2,946	2,061,783
			$ 18,819,420
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	2,360	$ 1,628,400
			$ 1,628,400
Nigeria — 0.2%
IHS Holding, Ltd., 5.625%, 11/29/26(11)	USD	1,022	$ 857,785
IHS Netherlands Holdco BV, 8.00%, 9/18/27(11)	USD	2,654	2,340,430
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(11)	USD	1,277	1,024,690
			$ 4,222,905

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Pakistan — 0.0%(9)
Pakistan Water & Power Development Authority, 7.50%, 6/4/31(11)	USD	2,075	$ 682,675
			$ 682,675
Paraguay — 0.1%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	2,421	$ 1,734,429
7.70%, 7/21/28(11)	USD	1,420	1,017,302
			$ 2,751,731
Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(11)	USD	6,027	$ 4,751,054
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	2,006	1,621,881
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	1,019,885
			$ 7,392,820
Russia — 0.0%(9)
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(11)(13)(15)	USD	555	$ 352,425
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(11)	USD	450	229,500
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(11)(13)(15)	USD	1,226	594,610
			$ 1,176,535
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(11)	USD	4,217	$ 3,822,964
			$ 3,822,964
Singapore — 0.1%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(11)	USD	623	$ 618,634
Puma International Financing S.A., 5.125%, 10/6/24(11)	USD	1,533	1,473,213
			$ 2,091,847
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(11)	USD	1,864	$ 1,760,129
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(11)(17)	USD	727	694,754
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	2,621	2,175,910
6.50%, 9/27/28	USD	1,059	979,352
			$ 5,610,145
Security	Principal Amount (000's omitted)		Value
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	2,303	$ 1,908,872
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(11)	USD	2,399	2,090,177
			$ 3,999,049
Ukraine — 0.1%
Kernel Holding S.A.:
6.50%, 10/17/24(11)	USD	1,418	$ 911,065
6.75%, 10/27/27(11)	USD	1,142	676,635
			$ 1,587,700
United Arab Emirates — 0.1%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(11)	USD	1,732	$ 1,733,732
			$ 1,733,732
Uzbekistan — 0.0%(9)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(11)	UZS	7,100,000	$ 597,685
			$ 597,685
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(11)	USD	2,141	$ 1,864,040
			$ 1,864,040
Total Foreign Corporate Bonds (identified cost $130,200,882)			$110,381,396

Loan Participation Notes — 0.0%(9)
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%(9)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(18)	UZS	2,619,000	$ 229,206
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(18)	UZS	984,000	86,066
Total Loan Participation Notes (identified cost $362,512)			$ 315,272

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(9)
Security	Shares	Value
United States — 0.0%(9)
Wells Fargo & Co., Series L, 7.50% (Convertible)	495	$ 578,175
Total Preferred Stocks (identified cost $622,710)		$ 578,175

Reinsurance Side Cars — 2.2%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(12)(19)(20)	818,125	$ 214,349
Series 2021B, 0.00%, 3/21/25(1)(12)(19)(20)	740,595	378,444
Series 2023A, 0.00%, 3/19/27(1)(12)(19)(20)	15,000,000	15,427,500
Series 2021A, 0.00%, 3/21/25(1)(12)(19)(20)	82,160	42,230
Series 2022B, 0.00%, 3/20/26(1)(12)(19)(20)	1,400,000	1,035,720
Series 2022A, 0.00%, 3/20/26(1)(12)(19)(20)	1,600,000	1,156,480
Series 2023B, 0.00%, 3/19/27(1)(12)(19)(20)	11,800,000	12,145,740
Mt. Logan Re, Ltd.:
Series 13, Preference Shares(12)(20)(21)	10,000	10,369,915
Series 17, Preference Shares(10)(12)(20)(21)	860	880,044
Sussex Capital, Ltd.:
Designated Investment Series 5, 5/19(10)(12)(20)(21)	249	13,616
Designated Investment Series 5, 12/19(10)(12)(20)(21)	791	23,958
Designated Investment Series 5, 6/20(10)(12)(20)(21)	434	41,963
Designated Investment Series 5, 4/21(10)(12)(20)(21)	247	128,213
Designated Investment Series 5, 12/21(10)(12)(20)(21)	958	347,102
Designated Investment Series 5, 11/22(10)(12)(20)(21)	958	995,815
Designated Investment Series 15, 12/21(10)(12)(20)(21)	743	269,032
Designated Investment Series 15, 11/22(10)(12)(20)(21)	721	749,505
Series 5, Preference Shares(10)(12)(20)(21)	6,000	5,632,370
Series 15, Preference Shares(10)(12)(20)(21)	5,000	4,316,034
Sussex Re, Ltd.:
Series 2020A(10)(12)(20)(21)	4,081,939	154,706
Series 2021A(10)(12)(20)(21)	4,154,232	453,642
Total Reinsurance Side Cars (identified cost $49,382,046)		$ 54,776,378

Sovereign Government Bonds — 13.9%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bond, 6.875%, 1/19/52(11)	EUR	1,630	$ 1,202,577
			$ 1,202,577
Dominican Republic — 1.3%
Dominican Republic:
9.75%, 6/5/26(11)	DOP	56,750	$ 1,034,516
12.00%, 8/8/25(1)	DOP	450,030	8,213,832
12.75%, 9/23/29(1)	DOP	794,700	16,145,578
13.625%, 2/3/33(1)	DOP	56,000	1,217,382
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,457,097
13.00%, 12/5/25(1)	DOP	12,940	244,366
			$ 32,312,771
Egypt — 0.0%(9)
Arab Republic of Egypt, 8.70%, 3/1/49(11)	USD	684	$ 366,070
			$ 366,070
Iceland — 0.4%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$ 5,704,466
6.50%, 1/24/31	ISK	285,839	2,091,404
8.00%, 6/12/25	ISK	307,477	2,235,808
			$ 10,031,678
Indonesia — 1.1%
Indonesia Government Bond, 6.375%, 4/15/32	IDR	403,700,000	$ 27,234,477
			$ 27,234,477
Mexico — 2.9%
Mexican Udibonos:
2.75%, 11/27/31(22)	MXN	47,481	$ 2,334,960
4.00%, 11/30/28(22)	MXN	1,290,927	69,968,473
			$ 72,303,433
New Zealand — 0.7%
New Zealand Government Bond, 3.00%, 9/20/30(11)(22)	NZD	23,566	$ 15,998,671
			$ 15,998,671

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 2.2%
Peru Government Bond:
5.40%, 8/12/34	PEN	41,625	$ 9,478,612
6.15%, 8/12/32	PEN	115,897	28,636,818
6.714%, 2/12/55	PEN	67,854	16,490,708
			$ 54,606,138
Romania — 0.1%
Romania Government International Bond, 7.125%, 1/17/33(11)	USD	2,314	$ 2,480,087
			$ 2,480,087
Serbia — 1.1%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,319,480	$ 26,873,895
5.875%, 2/8/28	RSD	3,280	31,256
			$ 26,905,151
South Africa — 3.3%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,437,663	$ 82,591,821
			$ 82,591,821
Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(11)(16)	USD	11,370	$ 8,163,660
			$ 8,163,660
Ukraine — 0.4%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	7,018	$ 146,325
11.67%, 11/22/23	UAH	38,811	798,898
15.84%, 2/26/25	UAH	383,451	7,078,312
16.00%, 5/24/23	UAH	17,259	428,610
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(10)(11)(23)	USD	4,433	1,153,232
			$ 9,605,377
Total Sovereign Government Bonds (identified cost $394,234,750)			$343,801,911

Sovereign Loans — 0.0%(9)
Borrower/Description	Principal Amount (000's omitted)		Value
Nigeria — 0.0%(9)
Bank of Industry Limited, Term Loan, 11.138%, (3 mo. USD LIBOR + 6.00%), 12/11/23(2)(24)	USD	683	$ 683,378
Total Sovereign Loans (identified cost $683,470)			$ 683,378

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(3)	$24,065	$ 822,492
Series 2021-SB92, Class X1, 0.685%, 8/25/41(3)	24,094	624,917
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	27,433	1,549,984
Series 2021-132, Class IO, 0.727%, 4/16/63(3)	66,609	3,922,359
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	26,044	1,689,215
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	48,101	2,931,867
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	68,445	3,309,737
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $18,782,359)		$ 14,850,571

U.S. Government Agency Mortgage-Backed Securities — 38.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), with maturity at 2035(25)	$100	$ 98,121
4.519%, (COF + 1.25%), with maturity at 2030(25)	57	55,667
5.00%, with various maturities to 2052	17,261	17,187,802
5.50%, with various maturities to 2052	41,970	42,362,569
6.00%, with maturity at 2053	1,994	2,039,452
7.00%, with various maturities to 2036	532	553,440
8.00%, with maturity at 2026	3	3,473
Federal National Mortgage Association:
3.866%, (COF + 1.25%), with maturity at 2035(25)	47	46,659
4.796%, (COF + 1.79%), with maturity at 2035(25)	338	329,098
5.00%, 30-Year, TBA(26)	17,800	17,704,047
5.00%, with various maturities to 2052	2,943	2,932,143
5.50%, with various maturities to 2052	91,800	92,683,921

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, with various maturities to 2053	$3,335	$ 3,446,547
6.50%, with various maturities to 2053	7,789	8,066,040
7.00%, with maturity at 2037	207	217,735
8.50%, with maturity at 2032	88	94,174
9.50%, with maturity at 2028	19	19,591
Government National Mortgage Association:
5.00%, with maturity at 2052	19,565	19,519,195
5.50%, with various maturities to 2063	32,298	32,489,579
5.50%, 30-Year, TBA(26)	25,900	26,079,383
6.00%, with various maturities to 2063	55,385	56,387,272
6.00%, 30-Year, TBA(26)	142,550	144,804,386
6.50%, with various maturities to 2063	34,002	35,140,614
6.50%, 30-Year, TBA(26)	360,700	369,787,837
7.00%, with various maturities to 2063	74,395	76,873,838
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $947,893,605)		$948,922,583

U.S. Government Guaranteed Small Business Administration Loans (27)(28)— 0.8%
Security	Principal Amount (000's omitted)	Value
0.66%, 3/15/30	$2,618	$ 38,508
0.73%, 7/15/31	2,545	44,001
0.93%, 5/15/42	1,525	46,261
0.98%, 4/15/32	1,185	30,750
1.31%, 5/15/42 to 7/15/42	4,267	185,851
1.34%, 9/15/41	1,771	79,904
1.38%, 6/15/41	3,047	132,735
1.56%, 7/15/42	1,079	54,656
1.61%, 12/15/41 to 7/15/42	1,861	104,237
1.63%, 9/15/41	1,846	102,636
1.73%, 10/15/33 to 11/21/41	2,556	144,951
1.86%, 4/15/42 to 6/15/42	6,801	410,498
1.91%, 7/15/42	1,018	74,327
1.93%, 7/15/42	1,658	107,046
1.96%, 11/29/30 to 6/15/42	2,087	121,496
2.06%, 5/15/42 to 7/15/42	4,939	337,461
2.11%, 4/15/33 to 5/15/42	2,326	149,782
2.16%, 5/15/42	1,961	135,198
2.23%, 1/15/41	1,356	108,676
2.28%, 11/1/29	1,027	49,474
2.31%, 4/15/42 to 6/15/42	2,984	258,603
2.36%, 1/16/42 to 6/15/42	9,165	711,003
Security	Principal Amount (000's omitted)	Value
2.38%, 6/15/42	$1,310	$ 103,558
2.39%, 7/15/40	1,300	92,419
2.41%, 6/15/41 to 6/15/42	7,289	607,661
2.43%, 3/15/41	1,295	113,666
2.46%, 12/15/26 to 6/15/27	1,318	43,028
2.48%, 2/23/41	1,094	93,932
2.56%, 1/15/41	1,012	77,961
2.61%, 2/15/42 to 7/15/42	3,584	312,399
2.66%, 4/15/42 to 6/15/42	2,602	227,118
2.68%, 4/15/41 to 4/15/42	3,212	308,532
2.71%, 7/15/32 to 8/15/42	7,140	630,399
2.86%, 5/15/32 to 6/15/42	8,604	834,769
2.88%, 8/16/42(29)	18,516	1,894,850
2.89%, 8/15/40	953	83,607
2.90%, 11/2/42(29)	8,843	858,582
2.91%, 6/15/42 to 7/15/42	4,414	465,481
2.93%, 4/15/41 to 7/15/42	3,044	282,286
2.96%, 5/15/27 to 1/15/43	8,358	781,220
2.98%, 9/15/41 to 7/15/42	4,109	463,261
3.03%, 6/15/42	1,723	185,430
3.11%, 5/15/42 to 6/15/42	2,919	299,542
3.16%, 6/15/42 to 1/15/43	13,546	1,516,149
3.19%, 8/15/39	1,381	137,101
3.21%, 12/15/26 to 7/15/42	5,663	545,822
3.28%, 6/21/26 to 7/15/42	4,577	470,154
3.36%, 3/15/42	1,838	218,199
3.41%, 6/15/42 to 12/15/42	3,967	477,034
3.46%, 4/15/27 to 8/15/42	4,217	386,650
3.53%, 6/15/26 to 8/15/42	1,151	87,794
3.61%, 6/15/32 to 6/15/42	4,308	552,414
3.64%, 12/15/41	1,020	147,633
3.66%, 5/15/42 to 7/15/42	4,918	636,687
3.68%, 2/15/42 to 5/15/42	621	83,896
3.71%, 3/15/24 to 7/15/42	13,360	1,261,119
3.73%, 1/15/37	1,648	173,079
3.78%, 2/15/27 to 5/15/42	3,039	378,705
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $37,622,033)		$ 19,260,191

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(30)(31)	$38,801	$ 26,523,409
0.625%, 7/15/32(30)	11,422	10,852,754
Total U.S. Treasury Obligations (identified cost $38,867,185)		$ 37,376,163

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(10)(12)	3,058,000	$ 0
Alpha Holding S.A., Escrow Certificates(10)(12)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 22.8%
Affiliated Fund — 20.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(32)	505,772,598	$ 505,772,598
Total Affiliated Fund (identified cost $505,772,598)		$505,772,598

Repurchase Agreements — 0.1%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 4/17/23 with an interest rate of 4.25%, collateralized by $1,000,000 Republic of Philippines, 5.00%, due 7/17/33 and a market value, including accrued interest, of $1,048,342	USD	1,043	$ 1,042,500
Barclays Bank PLC:
Dated 4/28/23 with an interest rate of 4.68%, collateralized by $1,000,000 Republic of Turkey, 9.375%, due 1/19/33 and a market value, including accrued interest, of $1,037,458	USD	1,086	1,086,250
Total Repurchase Agreements (identified cost $2,128,750)			$ 2,128,750

U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$10,263	$ 21,196,956
0.00%, 5/16/23	3,675	3,668,550
0.00%, 5/30/23(31)	32,126	32,019,302
Total U.S. Treasury Obligations (identified cost $56,872,935)		$ 56,884,808
Total Short-Term Investments (identified cost $564,774,283)		$564,786,156

Total Purchased Swaptions — 0.1% (identified cost $2,223,805)	$ 2,138,757
Total Investments — 123.6% (identified cost $3,261,658,368)	$3,056,236,671
Total Written Swaptions — (0.0)%(9) (premiums received $1,597,840)	$ (22,758)
TBA Sale Commitments — (0.7)%
U.S. Government Agency Mortgage-Backed Securities — (0.7)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 30-Year, TBA(26)	$(17,800)	$ (17,704,047)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $17,726,297)		$(17,704,047)
Total TBA Sale Commitments (proceeds $17,726,297)		$(17,704,047)
Securities Sold Short — (0.1)%
Sovereign Government Bonds — (0.1)%
Security	Principal Amount (000's omitted)		Value
Philippines — (0.1)%
Republic of Philippines, 5.00%, 7/17/33	USD	(1,000)	$ (1,033,897)
			$ (1,033,897)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey — (0.0)%(9)
Republic of Turkey, 9.375%, 1/19/33(9)	USD	(1,000)	$ (1,010,895)
$ (1,010,895)
Total Sovereign Government Bonds (proceeds $2,037,500)			$ (2,044,792)
Total Securities Sold Short (proceeds $2,037,500)			$ (2,044,792)

Other Assets, Less Liabilities — (22.8)%	$ (563,752,769)
Net Assets — 100.0%	$2,472,712,305
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $505,879,467 or 20.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $122,479,976 or 5.0% of the Portfolio's net assets.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security (see Note 5).
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(26)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(29)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(32)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Purchased Credit Default Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	Citibank, N.A.	USD	18,600,000	9/20/23	$ 257,982
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	JPMorgan Chase Bank, N.A.	USD	111,500,000	9/20/23	1,622,325
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 10/18/28 buy protection at 96 basis point spread	Goldman Sachs International	USD	15,000,000	10/18/23	258,450
Total					$2,138,757
Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/19/23 to pay SOFR and receive 3.60%	Bank of America, N.A.	USD	(41,000,000)	5/17/23	$ (12,382)
Option to enter into interest rate swap expiring 5/4/33 to pay SOFR and receive 3.35%	JPMorgan Chase Bank, N.A.	USD	(44,200,000)	5/2/23	(10,376)
Total					$(22,758)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	83,909,900,000	USD	17,423,152	6/21/23	$ 241,074
COP	69,876,000,000	USD	15,283,130	6/21/23	(573,240)
COP	114,063,400,000	USD	25,388,043	6/21/23	(1,376,077)
COP	183,900,200,000	USD	40,465,652	6/21/23	(1,752,048)
EUR	2,000,000	USD	2,150,782	6/21/23	59,184
USD	4,973,890	COP	22,250,000,000	6/21/23	289,949
USD	5,375,037	COP	25,950,246,251	6/21/23	(87,859)
USD	13,547,458	COP	65,713,029,860	6/21/23	(286,068)
USD	20,744,736	COP	100,153,926,731	6/21/23	(339,088)
USD	52,287,974	COP	253,627,000,000	6/21/23	(1,104,112)
USD	1,328,373	EUR	1,210,694	6/21/23	(9,423)
USD	967,852	EUR	900,000	6/21/23	(26,633)
USD	968,796	EUR	900,877	6/21/23	(26,659)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,713,734	EUR	2,523,486	6/21/23	$ (74,675)
USD	3,971,342	EUR	3,692,929	6/21/23	(109,281)
USD	5,213,190	EUR	4,847,716	6/21/23	(143,453)
USD	6,664,293	EUR	6,197,089	6/21/23	(183,384)
USD	17,297,796	EUR	16,085,123	6/21/23	(475,991)
USD	26,492,439	EUR	24,635,170	6/21/23	(729,003)
USD	26,254	PEN	100,000	6/21/23	(643)
USD	375,789	PEN	1,431,080	6/21/23	(9,136)
USD	830,621	PEN	3,165,000	6/21/23	(20,685)
USD	2,389,703	PEN	9,051,000	6/21/23	(44,792)
USD	5,060,114	PEN	19,150,000	6/21/23	(90,762)
USD	8,563,588	PEN	32,456,000	6/21/23	(166,272)
USD	7,450,044	PEN	28,371,258	6/21/23	(181,122)
USD	13,315,770	PEN	50,797,000	6/21/23	(347,365)
USD	16,467,300	PEN	62,747,000	6/21/23	(410,090)
IDR	241,238,000,000	USD	16,191,230	7/25/23	233,998
IDR	131,953,775,861	USD	8,884,221	7/25/23	100,147
IDR	49,637,000,000	USD	3,335,058	7/25/23	44,588
USD	2,295,656	IDR	33,805,373,700	7/25/23	(6,058)
USD	6,626,454	IDR	98,068,600,000	7/25/23	(50,766)
USD	8,284,506	IDR	122,585,000,000	7/25/23	(61,968)
USD	9,945,205	IDR	147,103,000,000	7/25/23	(70,632)
USD	13,089,822	IDR	198,965,297,135	7/25/23	(457,175)
USD	14,713,331	IDR	223,863,478,726	7/25/23	(528,915)
					$ (8,774,435)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,931,587	USD	2,110,047	Standard Chartered Bank	5/5/23	$ 18,637	$ —
EUR	3,607,958	USD	3,961,997	UBS AG	5/5/23	14,114	—
CNH	10,300,000	USD	1,517,616	Standard Chartered Bank	5/8/23	—	(30,352)
CNH	11,786,125	USD	1,736,763	Standard Chartered Bank	5/8/23	—	(34,911)
USD	35,529,909	CNH	241,115,200	Standard Chartered Bank	5/8/23	714,185	—
USD	31,038,933	CNH	210,660,000	Standard Chartered Bank	5/8/23	620,775	—
USD	767,846	CNH	5,210,802	Standard Chartered Bank	5/8/23	15,434	—
USD	671,877	CNH	4,560,000	Standard Chartered Bank	5/8/23	13,438	—
AUD	39,045,000	USD	25,775,674	Goldman Sachs International	6/21/23	115,583	—
USD	8,577,785	MXN	158,665,000	Standard Chartered Bank	6/21/23	—	(158,615)
USD	2,333,849	MXN	42,932,000	State Street Bank and Trust Company	6/21/23	—	(30,070)
USD	4,758,745	MXN	87,000,000	State Street Bank and Trust Company	6/21/23	—	(31,642)
USD	15,199,699	MXN	278,610,000	State Street Bank and Trust Company	6/21/23	—	(141,103)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,957,765	MXN	165,389,900	UBS AG	6/21/23	$ —	$ (148,921)
USD	32,059,154	MXN	588,582,000	UBS AG	6/21/23	—	(349,301)
USD	16,419,979	NZD	26,865,012	Standard Chartered Bank	6/21/23	—	(190,070)
USD	4,228,190	SAR	15,887,000	Standard Chartered Bank	6/21/23	—	(5,376)
USD	14,514,994	SAR	54,539,000	Standard Chartered Bank	6/21/23	—	(18,551)
USD	7,032,332	ZAR	130,305,486	Goldman Sachs International	6/21/23	—	(59,341)
USD	7,049,555	ZAR	130,691,584	Goldman Sachs International	6/21/23	—	(63,130)
USD	7,044,875	ZAR	130,691,584	Goldman Sachs International	6/21/23	—	(67,810)
USD	7,039,949	ZAR	130,691,584	Goldman Sachs International	6/21/23	—	(72,737)
USD	28,213,893	ZAR	522,380,238	Goldman Sachs International	6/21/23	—	(215,836)
AUD	20,920,000	USD	14,090,599	Bank of America, N.A.	7/20/23	—	(201,643)
AUD	21,780,000	USD	14,665,223	BNP Paribas	7/20/23	—	(205,306)
USD	717,022	EUR	645,762	HSBC Bank USA, N.A.	7/31/23	1,940	—
USD	645,665	EUR	581,360	HSBC Bank USA, N.A.	7/31/23	1,898	—
USD	483,242	HKD	3,777,000	UBS AG	7/31/23	301	—
USD	28,443,440	ZAR	522,221,557	UBS AG	9/18/23	269,616	—
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	—	(22,078)
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(51,886)
OMR	4,666,500	USD	12,101,605	Standard Chartered Bank	4/8/24	—	(15,149)
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(309,800)
OMR	4,664,971	USD	12,097,326	Standard Chartered Bank	4/22/24	—	(16,778)
USD	11,825,021	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(255,527)
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	—	(6,185)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(190,138)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(122,624)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(24,007)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(70,863)
						$1,785,921	$(3,109,750)
Non-Deliverable Bond Forward Contracts
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$1,710,956	$ 103,177
6/29/23	COP	17,132,879	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,646,845	(106,007)
						$ (2,830)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	49	Long	6/30/23	$ 5,377,367	$ 106,784
U.S. Ultra 10-Year Treasury Note	86	Long	6/21/23	10,444,969	394,112
U.S. Ultra-Long Treasury Bond	21	Long	6/21/23	2,969,532	116,659
Euro-Bobl	(11)	Short	6/8/23	(1,429,903)	(36,739)
Euro-Bund	(11)	Short	6/8/23	(1,643,110)	(57,977)
Japan 10-Year Bond	(193)	Short	6/13/23	(210,501,670)	(4,515,197)
U.S. 2-Year Treasury Note	(16)	Short	6/30/23	(3,298,625)	(39,317)
U.S. 5-Year Treasury Note	(911)	Short	6/30/23	(99,975,133)	(2,256,995)
U.S. 10-Year Treasury Note	(449)	Short	6/21/23	(51,726,203)	(1,116,634)
U.S. Long Treasury Bond	(2)	Short	6/21/23	(263,313)	(12,160)
					$ (7,417,464)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 981,154
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,548,795
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	731,818
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	731,818
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	731,178
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	819,669
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,286,515)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(4,495,876)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(934,864)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(934,864)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (936,786)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,089,924)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(99,558)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,020,145)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(2,967,507)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(403,019)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(148,052)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,064,619
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	11,076
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,821
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	85,421
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	326,083
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	316,044
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	250,528
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	(43,286)
							$ (2,760,372)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$ 2,393,947
								$2,393,947

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	52,300	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	$ (210,014)	$ 25	$ (209,989)
CLP	2,703,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	102,285	—	102,285
CLP	29,260,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	1,097,617	—	1,097,617
CLP	4,936,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	184,080	—	184,080
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	171,995	—	171,995
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	166,624	—	166,624
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	158,568	—	158,568
CLP	4,333,200	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	137,851	—	137,851
CLP	2,654,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	83,704	—	83,704
CLP	3,691,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	109,329	—	109,329
CLP	4,222,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	121,587	—	121,587
CNY	76,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	74,290	—	74,290
CNY	79,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	77,482	—	77,482
CNY	93,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	95,093	—	95,093
COP	11,169,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	320,277	—	320,277
COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	169,163	—	169,163
COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	120,561	—	120,561
COP	41,900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	5,617	—	5,617

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	2,585,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	$(1,402,558)	$ —	$ (1,402,558)
JPY	2,306,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(1,268,566)	—	(1,268,566)
JPY	2,459,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(1,379,470)	—	(1,379,470)
NZD	6,870	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(25,431)	—	(25,431)
NZD	9,170	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(30,001)	—	(30,001)
NZD	11,860	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(38,802)	—	(38,802)
PLN	29,033	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(748,673)	—	(748,673)
PLN	29,032	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(897,485)	—	(897,485)
PLN	35,735	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(1,270,002)	—	(1,270,002)
USD	44,500	Pays	SOFR (pays annually)	3.09% (pays annually)	11/4/32	(689,288)	—	(689,288)
USD	44,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(242,177)	—	(242,177)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(45,902)	—	(45,902)
ZAR	521,034	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(823,285)	261	(823,024)
ZAR	502,633	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(745,813)	285	(745,528)
ZAR	533,233	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(788,515)	285	(788,230)
Total						$(7,409,859)	$ 856	$(7,409,003)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	38,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	$ 71,456
JPMorgan Chase Bank, N.A.	MYR	45,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	86,184
Total							$157,640

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 5,951	1.00% (pays quarterly)(1)	6/20/28	$ 308,450	$ (428,580)	$ (120,130)
Malaysia	8,000	1.00% (pays quarterly)(1)	6/20/28	(118,035)	56,617	(61,418)
Malaysia	12,400	1.00% (pays quarterly)(1)	6/20/28	(182,955)	104,387	(78,568)
Mexico	9,219	1.00% (pays quarterly)(1)	6/20/28	42,895	(174,755)	(131,860)
Turkey	2,501	1.00% (pays quarterly)(1)	6/20/28	427,419	(434,720)	(7,301)
Total				$ 477,774	$ (877,051)	$(399,277)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 210,984
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 15,623,870 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	93,139
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(200,153)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(665,503)
				$(561,533)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate

GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind

SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
DOP	– Dominican Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ISK	– Icelandic Krona

JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $2,751,056,934)	$ 2,550,197,179
Affiliated investments, at value (identified cost $510,601,434)	506,039,492
Cash	1,893,054
Deposits for derivatives collateral:
Futures contracts	528,358
Centrally cleared derivatives	20,669,800
OTC derivatives	3,210,000
Deposits for forward commitment securities	165,000
Foreign currency, at value (identified cost $13,244,098)	13,297,360
Interest and dividends receivable	20,700,332
Interest and dividends receivable from affiliated investments	1,300,336
Receivable for investments sold	20,444,639
Receivable for TBA sale commitments	17,751,019
Receivable for open forward foreign currency exchange contracts	1,785,921
Receivable for open swap contracts	2,855,710
Receivable for open non-deliverable bond forward contracts	103,177
Tax reclaims receivable	24,292
Total assets	$3,160,965,669
Liabilities
Cash collateral due to brokers	$ 3,375,000
Written swaptions outstanding, at value (premiums received $1,597,840)	22,758
Payable for investments purchased	97,583,178
Payable for when-issued/delayed delivery/forward commitment securities	558,133,117
Payable for securities sold short, at value (proceeds $2,037,500)	2,044,792
TBA sale commitments, at value (proceeds receivable $17,751,019)	17,704,047
Payable for variation margin on open futures contracts	1,084,250
Payable for variation margin on open centrally cleared derivatives	2,037,256
Payable for open forward foreign currency exchange contracts	3,109,750
Payable for open swap contracts	865,656
Payable for closed swap contracts	96,151
Payable for open non-deliverable bond forward contracts	106,007
Payable to affiliates:
Investment adviser fee	1,125,644
Trustees' fees	9,223
Interest payable on securities sold short	78,316
Accrued expenses	878,219
Total liabilities	$ 688,253,364
Net Assets applicable to investors' interest in Portfolio	$2,472,712,305

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $20,665)	$ 1,697,808
Dividend income from affiliated investment	6,266,226
Interest and other income	66,607,781
Interest income from affiliated investment	81,781
Total investment income	$ 74,653,596
Expenses
Investment adviser fee	$ 6,560,344
Trustees’ fees and expenses	54,250
Custodian fee	443,119
Legal and accounting services	106,033
Miscellaneous	214,754
Total expenses	$ 7,378,500
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 244,358
Total expense reductions	$ 244,358
Net expenses	$ 7,134,142
Net investment income	$ 67,519,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $55,237)	$ (4,685,467)
Securities sold short	(143,663)
TBA sale commitments	(500)
Futures contracts	23,515,943
Swap contracts	74,223
Foreign currency transactions	133,416
Forward foreign currency exchange contracts	(3,726,632)
Non-deliverable bond forward contracts	694,597
Net realized gain	$ 15,861,917
Change in unrealized appreciation (depreciation):
Investments	$ 90,784,059
Investments - affiliated investments	(105,453)
Written swaptions	6,292,055
Securities sold short	(7,292)
TBA sale commitments	(2,491,458)
Futures contracts	(39,686,575)
Swap contracts	(13,735,907)
Foreign currency	1,563,497
Forward foreign currency exchange contracts	(29,076,578)
Non-deliverable bond forward contracts	(121,128)
Net change in unrealized appreciation (depreciation)	$ 13,415,220
Net realized and unrealized gain	$ 29,277,137
Net increase in net assets from operations	$ 96,796,591

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 67,519,454	$ 80,926,073
Net realized gain	15,861,917	6,800,331
Net change in unrealized appreciation (depreciation)	13,415,220	(151,488,276)
Net increase (decrease) in net assets from operations	$ 96,796,591	$ (63,761,872)
Capital transactions:
Contributions	$ 356,492,494	$ 678,901,745
Withdrawals	(163,827,448)	(312,950,240)
Net increase in net assets from capital transactions	$ 192,665,046	$ 365,951,505
Net increase in net assets	$ 289,461,637	$ 302,189,633
Net Assets
At beginning of period	$ 2,183,250,668	$ 1,881,061,035
At end of period	$2,472,712,305	$2,183,250,668

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.63% (1)(2)	0.66% (3)	0.70% (3)	0.69% (3)	0.69%	0.69%
Net investment income	5.93% (1)	4.04%	4.22%	2.85%	4.61%	4.47%
Portfolio Turnover	344% (4)(5)	400% (5)	218% (5)	87% (5)	39%	57%
Total Return	4.38% (4)	(2.97)%	3.53%	7.52%	3.21%	2.74%
Net assets, end of period (000’s omitted)	$2,472,712	$2,183,251	$1,881,061	$1,359,116	$1,367,072	$1,490,482
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	Includes interest and/or dividend expense on securities sold short of 0.02%, 0.03% and 0.01% of average daily net assets for the years ended October 31, 2022, 2021 and 2020, respectively.
(4)	Not annualized.
(5)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 98.4% and 1.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2023 were $919,608 or less than 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating-rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
R  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio's policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based

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April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

on the price established when the Portfolio entered into the commitment. If the Portfolio enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
T  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage- backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
U  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $6,560,344 or 0.58% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $244,358 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 519,110,006	$ 345,106,812
U.S. Government and Agency Securities	7,681,039,874	7,162,258,864
	$8,200,149,880	$7,507,365,676
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,266,447,374
Gross unrealized appreciation	$ 50,495,179
Gross unrealized depreciation	(311,132,450)
Net unrealized depreciation	$ (260,637,271)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 10,369,915
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	880,044
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	13,616
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	23,958
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	41,963
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	128,213
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	347,102
Sussex Capital, Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	995,815
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	269,032
Sussex Capital, Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	749,505
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	2,654,676	5,632,370
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	3,541,830	4,316,034
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	0	453,642
Total Restricted Securities			$17,946,519	$24,375,915

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Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Consolidated Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $4,104,171. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,541,881 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ 2,138,757	$ —	$ —	$ 2,138,757
Not applicable	778,764*	968,940*	15,413,702*	17,161,406
Receivable for open forward foreign currency exchange contracts	—	1,785,921	—	1,785,921
Receivable for open swap contracts	—	—	2,855,710	2,855,710
Receivable for open non-deliverable bond forward contracts	—	—	103,177	103,177
Total Asset Derivatives	$2,917,521	$ 2,754,861	$ 18,372,589	$ 24,044,971
Derivatives not subject to master netting or similar agreements	$ 778,764	$ 968,940	$ 15,413,702	$ 17,161,406
Total Asset Derivatives subject to master netting or similar agreements	$2,138,757	$ 1,785,921	$ 2,958,887	$ 6,883,565
Written swaptions outstanding, at value	$ —	$ —	$ (22,758)	$ (22,758)
Not applicable	(300,990)*	(9,743,375)*	(33,001,397)*	(43,045,762)
Payable for open forward foreign currency exchange contracts	—	(3,109,750)	—	(3,109,750)
Payable for open swap contracts	—	—	(865,656)	(865,656)
Payable for open non-deliverable bond forward contracts	—	—	(106,007)	(106,007)
Total Liability Derivatives	$ (300,990)	$(12,853,125)	$(33,995,818)	$(47,149,933)
Derivatives not subject to master netting or similar agreements	$ (300,990)	$ (9,743,375)	$(33,001,397)	$(43,045,762)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (3,109,750)	$ (994,421)	$ (4,104,171)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 2,393,947	$ (320,032)	$ —	$ (2,073,915)	$ —	$ 2,190,000
Barclays Bank PLC	210,984	—	—	(210,984)	—	280,000
BNP Paribas	93,139	(93,139)	—	—	—	—
Citibank, N.A.	329,438	—	—	(329,438)	—	350,000
Goldman Sachs International	477,210	(477,210)	—	—	—	—
HSBC Bank USA, N.A.	3,838	—	—	—	3,838	—
JPMorgan Chase Bank, N.A.	1,708,509	(10,376)	—	(70,000)	1,628,133	70,000
Standard Chartered Bank	1,382,469	(928,102)	—	(320,000)	134,367	320,000

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
UBS AG	$ 284,031	$ (284,031)	$ —	$ —	$ —	$ —
	$6,883,565	$(2,112,890)	$ —	$(3,004,337)	$1,766,338	$3,210,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (320,032)	$ 320,032	$ —	$ —	$ —	$ —
BNP Paribas	(800,114)	93,139	557,150	—	(149,825)	—
Goldman Sachs International	(1,344,510)	477,210	867,300	—	—	—
JPMorgan Chase Bank, N.A.	(10,376)	10,376	—	—	—	—
Standard Chartered Bank	(928,102)	928,102	—	—	—	—
State Street Bank and Trust Company	(202,815)	—	—	—	(202,815)	—
UBS AG	(498,222)	284,031	—	—	(214,191)	—
	$(4,104,171)	$2,112,890	$1,424,450	$ —	$(566,831)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$3,210,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 23,515,943	$ 23,515,943
Swap contracts	(5,962)	—	80,185	74,223
Forward foreign currency exchange contracts	—	(3,726,632)	—	(3,726,632)
Non-deliverable bond forward contracts	—	—	694,597	694,597
Total	$ (5,962)	$ (3,726,632)	$ 24,290,725	$ 20,558,131
Change in unrealized appreciation (depreciation):
Investments	$ (85,048)	$ —	$ —	$ (85,048)
Written swaptions	—	—	6,292,055	6,292,055
Futures contracts	—	—	(39,686,575)	(39,686,575)
Swap contracts	179,299	—	(13,915,206)	(13,735,907)
Forward foreign currency exchange contracts	—	(29,076,578)	—	(29,076,578)
Non-deliverable bond forward contracts	—	—	(121,128)	(121,128)
Total	$ 94,251	$(29,076,578)	$(47,430,854)	$(76,413,181)

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$33,166,000	$597,365,000	$864,182,000	$9,351,000	$20,729,000
Written Swaptions	Swap Contracts
$86,986,000	$960,175,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $506,039,492, which represents 20.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.502%, 8/15/46	$ 368,705	$ —	$ —	$ —	$ (105,453)	$ 266,894	$ 81,781	$ 5,000,000
Short-Term Investments
Liquidity Fund	459,889,537	1,402,685,312	(1,356,802,251)	—	—	505,772,598	6,266,226	505,772,598
Total				$ —	$(105,453)	$506,039,492	$6,348,007

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 258,555,483	$ —	$ 258,555,483
Closed-End Funds	7,142,666	—	—	7,142,666
Collateralized Mortgage Obligations	—	617,192,551	—	617,192,551
Commercial Mortgage-Backed Securities	—	20,087,775	—	20,087,775
Common Stocks	2,174,482	4,017,678*	—	6,192,160
Convertible Bonds	—	48,603,140	—	48,603,140
Convertible Preferred Stocks	591,965	—	—	591,965
Foreign Corporate Bonds	—	109,948,149	433,247	110,381,396
Loan Participation Notes	—	—	315,272	315,272
Preferred Stocks	578,175	—	—	578,175
Reinsurance Side Cars	—	—	54,776,378	54,776,378
Sovereign Government Bonds	—	343,801,911	—	343,801,911
Sovereign Loans	—	683,378	—	683,378
U.S. Government Agency Commercial Mortgage-Backed Securities	—	14,850,571	—	14,850,571
U.S. Government Agency Mortgage-Backed Securities	—	948,922,583	—	948,922,583
U.S. Government Guaranteed Small Business Administration Loans	—	19,260,191	—	19,260,191
U.S. Treasury Obligations	—	37,376,163	—	37,376,163
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	505,772,598	—	—	505,772,598
Repurchase Agreements	—	2,128,750	—	2,128,750
U.S. Treasury Obligations	—	56,884,808	—	56,884,808
Purchased Credit Default Swaptions	—	2,138,757	—	2,138,757
Total Investments	$ 516,259,886	$ 2,484,451,888	$ 55,524,897	$ 3,056,236,671
Forward Foreign Currency Exchange Contracts	$ —	$ 2,754,861	$ —	$ 2,754,861
Non-Deliverable Bond Forward Contracts	—	103,177	—	103,177
Futures Contracts	617,555	—	—	617,555
Swap Contracts	—	18,430,621	—	18,430,621
Total	$ 516,877,441	$ 2,505,740,547	$ 55,524,897	$ 3,078,142,885
Liability Description
TBA Sale Commitments	$ —	$ (17,704,047)	$ —	$ (17,704,047)

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ —	$ (2,044,792)	$ —	$ (2,044,792)
Written Interest Rate Swaptions	—	(22,758)	—	(22,758)
Forward Foreign Currency Exchange Contracts	—	(12,853,125)	—	(12,853,125)
Non-Deliverable Bond Forward Contracts	—	(106,007)	—	(106,007)
Futures Contracts	(8,035,019)	—	—	(8,035,019)
Swap Contracts	—	(26,133,024)	—	(26,133,024)
Total	$ (8,035,019)	$ (58,863,753)	$ —	$ (66,898,772)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$ 680,180	$410,149	$ 36,781,743	$ 4,853,497	$ 403,306	$ 43,128,875
Realized gains (losses)	—	(11,578)	(1,607,239)	—	—	(1,618,817)
Change in net unrealized appreciation (depreciation)	3,067	3,377	4,834,028	—	—	4,840,472
Cost of purchases	—	—	26,800,000	—	—	26,800,000
Proceeds from sales, including return of capital	(250,000)	(86,676)	(12,032,154)	—	—	(12,368,830)
Accrued discount (premium)	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	(4,853,497)	(403,306)	(5,256,803)
Balance as of April 30, 2023	$ 433,247	$315,272	$ 54,776,378	$ —	$ —	$ 55,524,897
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ 7,340	$ (7,825)	$ 1,796,419	$ —	$ —	$ 1,795,934
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$433,247	Matrix Pricing	Credit Spread to U.S. Treasury	42.34%	Decrease
Loan Participation Notes	315,272	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
Also Included in Foreign Corporate Bonds are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Global Opportunities Portfolio
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local
Income Portfolio, Global Macro Absolute Return
Advantage Portfolio, Global Opportunities Portfolio,
High Income Opportunities Portfolio and
Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Short Duration Strategic Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023